Assets and Liabilities Classified as Held for Sale	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Assets and Liabilities Classified as Held for Sale

33.Assets and Liabilities Classified as Held for Sale

On January 14, 2021, the Group entered into an SPA with TELUS, which is the parent of various telecommunication subsidiaries, for the sale of the Babylon Health Canada Limited business. The entire issued share capital of Babylon Health Canada Limited was transferred to TELUS for a base price of $1.8 million CAD, which has been adjusted for working capital and net indebtedness, through this transaction. An additional $3.5 million CAD payment was made by TELUS that was attributable to a partial repayment of an Intercompany Loan due from Babylon Canada to Babylon Partners Limited. The remaining amount of the Intercompany loan was forgiven immediately prior to the execution of the SPA. The transaction met the criteria to be classified as held for sale at December 31, 2020.

The following major classes of assets and liabilities relating to these operations have been classified as held for sale in the Consolidated Statement of Financial Position on December 31, 2020:

2020
$’000
Cash and cash equivalents	577
Prepayments and contract assets	1,125
Property, plant and equipment	621
Right-of-use assets	629
Trade and other receivables	330
Assets held for sale	3,282

Accruals and provisions	813
Lease liabilities	607
Trade and other payables	402
Liabilities directly associated with the assets held for sale	1,822

As of December 31, 2021, there are no major classes of assets and liabilities relating to operations that have been classified as held for sale in the Consolidated Statement of Financial Position.